SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities:
Net income	$ 2,590	$ 17,901	$ 12,057
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(23)
Share-based compensation expenses	11,064	5,656	4,001
Change in fair value of contingent consideration	(659)	1,824	1,194
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accrued expenses and other payables	8,136	6,036	818
Net cash provided by operating activities	36,325	24,323	11,522
Cash flows from investing activities:
Payments for business acquisitions	(9,554)	(7,716)	(8,541)
Net cash used in investing activities	(5,764)	(38,374)	(14,331)
Cash flows from financing activities:
Payment of initial public offering expenses			(3,816)
Cash received from share subscription receivables			1
Proceeds from issuance of common shares for share based compensation	1,988	5,291	538
Deferred and contingent consideration paid for business acquisitions	(3,047)	(11,710)
Net cash provided by (used in) by financing activities	(1,536)	(45,646)	116,003
Net increase (decrease) in cash	29,858	(56,037)	115,051
Cash at beginning of year	113,856	169,893	54,842
Cash at end of year	143,714	113,856	169,893
Parent Company
Cash flows provided by (used in) operating activities:
Net income	2,590	17,901	12,057
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries and VIE	(25,513)	(25,026)	(17,331)
Follow-on offering expenses			469
Share-based compensation expenses	11,064	5,656	4,001
Change in fair value of contingent consideration	(531)	981	773
Changes in operating assets and liabilities, net of effects of business acquisitions:
Other long-term assets		10	(10)
Intercompany receivables	4,591	9,693	(7,105)
Decrease (increase) in other current assets	110	(11,574)	16,634
Accrued expenses and other payables	8,193
Decrease in other current liabilities		(9,188)	(1,373)
Net cash provided by operating activities	504	(11,547)	8,115
Cash flows from investing activities:
Capital injection in subsidiaries			(56,211)
Payments for business acquisitions			(1,115)
Dividends received		1,411
Investment income received from subsidiary	200
Deferred and contingent consideration paid for business acquisitions	(782)
Net cash used in investing activities	(582)	1,411	(57,326)
Cash flows from financing activities:
Proceeds from (repayment of) short-term bank borrowings		(40,000)	40,000
Proceeds from issuance of common shares upon initial public offering and follow-on offering (net of issuance costs of $8,642)			79,454
Payment of initial public offering expenses			(3,816)
Cash received from share subscription receivables			1
Proceeds from issuance of common shares for share based compensation	1,988	5,291	538
Deferred and contingent consideration paid for business acquisitions		(4,014)	(2,650)
Net cash provided by (used in) by financing activities	1,988	(38,723)	113,527
Net increase (decrease) in cash	1,910	(48,859)	64,316
Cash at beginning of year	27,062	75,921	11,605
Cash at end of year	$ 28,972	$ 27,062	$ 75,921